S000057567 [Member] Expense Example - iShares Russell 2500 ETF - iShares Russell 2500 ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	121
Expense Example, with Redemption, 10 Years	$ 285